SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES Reconciliation of Net Loss per Common Share (Details) - USD ($)			3 Months Ended			9 Months Ended		12 Months Ended
		Dec. 31, 2020	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net Loss						$ 5,309,118	$ 21,734,710	$ 10,166,076	$ 4,205,870	$ 8,473,798
Weighted Average Number of Shares Outstanding, Basic						100,000	100,000	100,000	75,665
Weighted Average Number of Shares Outstanding, Diluted						100,000	100,000
Earnings Per Share, Basic						$ 53.09	$ 217.35	$ 101.66	$ 55.59
Earnings Per Share, Diluted						$ 53.09	$ 217.35
Aldel Financial Inc.
Net Loss		$ (1,470)	$ (8,960,156)	$ (1,604,362)	$ (1,140)	$ (10,565,658)
Weighted Average Number of Shares Outstanding, Basic	[1]		3,447,500			3,899,158
Weighted Average Number of Shares Outstanding, Diluted	[1]		3,447,500			3,899,158
Earnings Per Share, Basic			$ (0.47)			$ (0.41)
Earnings Per Share, Diluted			$ (0.47)			$ (0.41)

[1]	Excludes an aggregate of up to 11,500,000 shares subject to possible redemption at September 30, 2021.